Additional Parenthetical Information (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Additional Parenthtical Information [Abstract]
Liability raised due to share-based payment transactions in cash	€ 23	€ 15	€ 19
Grant volume of outstanding share awards	1,800
thereof [Abstract]
Recognized as compensation expense	1,100
Not yet recognized	€ 700
Total defined benefit obligation for post-employment medical plans		201
Range of defined benefit obligation by plan assets in percent [Abstract]
Bottom of Range	90.00%
Top of Range	100.00%
Other assets recognized in Net asset (liability) recognized		934
Other liabilities recognized in Net asset (liability) recognized		€ 1,528